Summary of Significant Accounting Policies - Schedule of estimated useful lives of assets (Details)	12 Months Ended
Mar. 31, 2025
Data center equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Data center equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	lesser of useful life or term of the lease